Fees Summary	Jan. 26, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	* Calculated in accordance with Rule 457(c), based on the average of the high and low prices reported on the consolidated reporting system on January 23, 2026.
Narrative - Max Aggregate Offering Price	$ 14,920,119.36
Final Prospectus	true